Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - Previously Reported [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,225	$ 10,487
Accumulated Amortization	(10,423)	(5,428)
Net	1,802	5,059
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,812	7,812
Accumulated Amortization	(7,762)	(4,100)
Net	$ 50	3,712
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years
Cost	$ 2,765	2,675
Accumulated Amortization	(2,657)	(1,328)
Net	$ 108	1,347
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	3 years
Cost	$ 1,648	0
Accumulated Amortization	(4)	0
Net	$ 1,644	$ 0
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	2 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years